18. Loans and financing (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Financing [abstract]
Schedule of breakdown of and changes in short and long-term debt

The breakdown of and changes in short and long-term indebtedness are as follows:

			2018										2019
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain and loss from ESN (*)	Payments	Interest accrued	Interest Paid	Exchange rate variation	Cost amortization	Current	Non-current	Total
In R$:
Debentures VII (a)	09/2021	120% of DI rate	288,991	577,981	866,972	-	-	(295,834)	52,596	(52,475)	-	7,466	289,423	289,302	578,725

In US$:
Term loan (b)	08/2020	6.70%	25,255	1,147,196	1,172,451	-	-	-	76,927	(76,612)	47,688	9,146	1,229,600	-	1,229,600
Import financing (c)	11/2020	5.32%	503,869	-	503,869	164,234	-	(27,399)	33,666	(33,743)	23,352	-	663,979	-	663,979
Senior bonus IV (d)	01/2022	9.24%	13,640	352,205	365,845	-	-	(50,320)	27,762	(28,013)	9,050	1,045	12,102	313,267	325,369
ESN (*) (e)	07/2024	3.75%	-	-	-	1,638,011	(40,717)	-	93,826	(14,748)	104,231	2,366	29,443	1,753,526	1,782,969
Credit line - engine Maintenance (f)	09/2024	2.75%	173,422	189,888	363,310	500,199	-	(403,039)	14,160	(15,570)	7,578	9,204	198,363	277,479	475,842
Senior bonus VIII (g)	01/2025	7.09%	72,658	2,439,492	2,512,150	-	-	-	177,539	(166,894)	92,708	8,556	75,587	2,548,472	2,624,059
Loan with guarantee of engines (h)	12/2026	5.16%	13,051	120,557	133,608	56,452	-	(16,945)	11,398	(11,394)	9,285	144	31,727	150,821	182,548
Perpetual notes (i)	-	8.75%	12,320	513,282	525,602	-	-	-	45,880	(44,557)	19,825	-	12,815	533,935	546.750
Total			1,103,206	5,340,601	6,443,807	2,358,896	(40,717)	(793,537)	533,754	(444,006)	313,717	37,927	2,543,039	5,866,802	8,409,841

(a)     Issuance of 88,750 debentures by the subsidiary GLA on October 22, 2018, for the purpose of early full settlement of Debentures VII.
(b)     Issuance of a Term Loan by the subsidiary Gol Finance on August 31, 2016 to finance the acquisition of aircraft and bank financing, with a personal guarantee from Delta Airlines.

(c)     Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. Maturities will occur throughout 2019. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.

(d)     Issuance of Senior Bonus IV by the subsidiary Gol Finance on September 24, 2014, with the purpose to fund the partial repurchase of Senior Bonuses I and II.

(e)     Issuance of Exchangeable Senior Notes ("ESN") by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million, maturing in 2024, which will bear a nominal interest of 3.75% per annum.

(f)     Issuance of 3 series of Guaranteed Notes to finance engine maintenance.

(g)     Issuance of Senior Bonds VII by the subsidiary Gol Finance on July 7, 2016, resulting from the private exchange offer of Senior Bonds I, II, III, IV and Perpetual Bonds. In the year ended on December 31, 2018, the financing was settled in advance (further details were disclosed in the financial statement for the year ended on December 31, 2018).

(h)     Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. up to Libor 6m + 4.25% p.a.

(i)     Issuance of Perpetual Bonds by the subsidiary Gol Finance on April 5, 2006 to finance the acquisition of aircraft.

Schedule of funding

Funding under this operation for the fiscal year ended on December 31, 2019 is as follows:

Amount in US$ thousand
Date	Nominal issue	Premium	Cost assigned to the indebtedness component	Cost assigned to the derivative component	Capped call	Net funding
03/26/2019	300,000	-	(12,179)	(6,533)	(26,190)	255,098
04/17/2019	45,000	-	(3,862)	(1,463)	(3,929)	35,746
07/17/2019	80,000	16,000	(2,123)	(2,247)	(9,680)	81,950
	425,000	16,000	(18,164)	(10,243)	(39,799)	372,794

Amount in R$
Date	Nominal issue	Premium	Cost assigned to the indebtedness component	Cost assigned to the derivative component	Capped call	Net funding
03/26/2016	1,169,010	-	(47,067)	(25,248)	(101,214)	995,481
04/17/2019	177,539	-	(14,870)	(5,760)	(15,499)	141,410
07/17/2019	301,192	60,194	(7,987)	(8,453)	(36,444)	308,502
	1,647,741	60,194	(69,924)	(39,461)	(153,157)	1,445,393

Schedule of import financing

The funding operations are as follows:

Transaction	Principal amount		Interest
date	(US$)	(R$)	rate (p.a.)
New Issuances
01/24/2019	6,454	24,409	6.57%
02/04/2019	5,924	21,777	6.52%
02/21/2019	7,069	26,576	6.46%
04/18/2019	7,045	27,737	4.98%
07/05/2019	4,334	16,560	5.93%
08/20/2019	3,396	13,729	4.37%
11/19/2019	7,172	30,466	4.46%
12/18/2019	735	2,980	5.74%
	42,129	164,234

Schedule of new credit lines obtained

The funding operations are as follows:

Transaction	Principal amount		Costs		Interest
date	(US$)	(R$)	(US$)	(R$)	rate (p.a.)
02/15/2019	10,219	37,969	319	1,185	Libor 3m+0.75% p.a.
05/10/2019	10,219	40,444	289	1,143	Libor 3m+0.70% p.a.
08/30/2019	25,722	106,659	922	3,818	Libor 3m+0.60% p.a.
10/07/2019	54,784	226,724	340	1,408	Libor 3m+2.25% p.a.
12/06/2019	24,525	98,852	718	2,895	Libor 3m+0.55% p.a.
	125,469	510,648	2,588	10,449

Schedule of funding with a guarantee obtained

In the fiscal year ended on December 31, 2019, the Company, through its subsidiary GLA, obtained funding with a guarantee of the Company’s own engines. The funding operations are as follows:

Transaction	Principal Amount		Costs		Interest
Date	(US$)	(R$)	(US$)	Date	(US$)
01/22/2019	11,700	43,129	154	580	Libor 3m+0.75% p.a.
04/24/2019	1,161	4,603	-	-	Libor 1m+3.25% p.a.
06/13/2019	1,161	4,463	-	-	Libor 1m+3.25% p.a.
09/30/2019	1,161	4,837	-	-	Libor 1m+3.25% p.a.
	15,183	57,032	154	580

Schedule of long term loan and financing

On December 31, 2019, the maturities of loans and financing recorded in non-current liabilities are as follows:

	2021	2022	2023	2024	2024 onwards	Without maturity date	Total

In R$:
Debentures VII	289,302	-	-	-	-	-	289,302
In US$:
Credit line - engine maintenance	95,574	17,747	17,747	146,411	-	-	277,479
Senior notes IV	-	313,267	-	-	-	-	313,267
ESN	-	-	-	1,753,526	-	-	1,753,526
Senior notes VIII	-	-	-	-	2,548,472	-	2,548,472
Loan with guarantee of engines	18,377	19,052	19,769	20,522	73,101	-	150,821
Perpetual notes	-	-	-	-	-	533,935	533,935
Total	403,253	350,066	37,516	1,920,459	2,621,573	533,935	5,866,802

Schedule of fair value of debt

The fair value of indebtedness as of December 31, 2019 is as follows:

	Book value	Fair Value
Senior Notes and Perpetual Notes	3,496,178	3,746,016
Term Loan	1,229,600	1,235,697
ESN	1,782,969	2,021,414
Debentures	578,725	591.666
Other	1,322,369	1,322,369
Total	8,409,841	8,917,162